Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Long term investments - common shares held [line items]
Fair value	$ 262,371	$ 216,319	$ 262,371	$ 216,319	$ 309,757
Fair value adjustment gains (losses) included in OCI	$ 105,521	30,026	(48,622)	50,673
Realized gain on disposal			$ 30
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned	13,264,305		13,264,305
Percentage of outstanding shares owned	11.84%		11.84%
Fair value	$ 23,555	16,825	$ 23,555	16,825	27,983
Fair value adjustment gains (losses) included in OCI	$ 12,522	2,531	(4,428)	6,713
Realized gain on disposal			$ 0
Sabina [member]
Long term investments - common shares held [line items]
Shares owned	11,700,000		11,700,000
Percentage of outstanding shares owned	3.59%		3.59%
Fair value	$ 16,741	11,890	$ 16,741	11,890	17,296
Fair value adjustment gains (losses) included in OCI	$ 7,092	902	(555)	1,341
Realized gain on disposal			$ 0
First Majestic [member]
Long term investments - common shares held [line items]
Shares owned	20,239,590		20,239,590
Percentage of outstanding shares owned	9.66%		9.66%
Fair value	$ 201,384	165,434	$ 201,384	165,434	248,137
Fair value adjustment gains (losses) included in OCI	76,101	27,816	(46,753)	42,247
Realized gain on disposal			0
Other investments [member]
Long term investments - common shares held [line items]
Fair value	20,691	22,170	20,691	22,170	$ 16,341
Fair value adjustment gains (losses) included in OCI	$ 9,806	$ (1,223)	3,114	$ 372
Realized gain on disposal			$ 30